BROKERAGE ACCOUNT (Details)	9 Months Ended
Sep. 30, 2020 USD ($)
BROKERAGE ACCOUNT (Details)
Net loss on investment in securities account for the nine months ended September 30, 2020	$ 2,611
Less - Net gain and losses recognized during 2020 on equity securities sold during the period	0
Unrealized losses recognized during 2020 on equities securities still held at September 30, 2020	$ 2,611